Pre-Tax Income/(Loss) from Continuing Operations Before Impairment of Investments in Equity Investees and Share of Equity Investees' Share of Losses and Discontinued Operations (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	$ 108.2	$ (162.5)	$ 712.7
South Africa
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	(110.9)	(348.7)	(169.5)
Ghana
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	46.5	(96.9)	441.6
Australia
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	117.9	111.0	156.5
Peru
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	109.0	153.4	259.6
British Virgin Islands
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	$ (54.3)	$ 18.7	$ 24.5